Financial Instruments (Details 5)	12 Months Ended
Dec. 31, 2024
Until Twenty Twenty One [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Indicator	Economic - financial efficiency
Criteria	in the base year
Penalties	Capital Increase (a)
Until Twenty Twenty Two [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	2 consecutive years
Penalties	Limitation on distribution of dividends and interest on capital
Until Twenty Twenty One 1 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	in the base year
Penalties	Restrictive regime for contracts with related parties
Until Twenty Twenty One 2 [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	2 consecutive years or 3 of the previous 5 calendar years
Penalties	Concession termination
Unti Twenty Twenty Three [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Criteria	3 consecutive years
Penalties	Results plan
Until Twenty Twenty Four [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Indicator	Quality Indicators
Penalties	Limitation on distribution of dividends and interest on capital
Until Twenty Twenty Five [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Penalties	Concession termination